SABA CLOSED-END FUNDS ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Closed End Funds — 105.3%	Shares	Fair Value
Alternative — 14.3%
BlackRock ESG Capital Allocation Term Trust(b)	2,048,168	$34,081,516
Destra Multi-Alternative Fund	267,238	2,351,694
		36,433,210
Equity — 50.9%
abrdn Emerging Markets ex China Fund, Inc.	5,932	30,431
abrdn Global Infrastructure Income Fund(b)	264,214	4,753,210
abrdn Healthcare Investors(b)	152,297	2,619,508
abrdn Japan Equity Fund, Inc.	27,167	156,210
abrdn Total Dynamic Dividend Fund	78,118	683,533
Adams Diversified Equity Fund, Inc.(b)	363,597	7,308,300
Adams Natural Resources Fund, Inc.	14,078	314,301
ASA Gold and Precious Metals Ltd.	575,128	14,038,874
BlackRock Enhanced Global Dividend Trust(b)	277,409	3,129,174
BlackRock Enhanced International Dividend Trust	259,763	1,470,259
BlackRock Health Sciences Term Trust	191,058	3,032,090
BlackRock Resources & Commodities Strategy Trust	111,895	1,009,293
BlackRock Science and Technology Term Trust(b)	269,560	5,388,504
BlackRock Technology and Private Equity Term Trust(b)	3,750,438	26,665,613
ClearBridge Energy Midstream Opportunity Fund,	33,694	1,663,473
Clough Global Equity Fund	76,592	509,720
First Trust Specialty Finance and Financial	29,821	131,511
Gabelli Dividend & Income Trust (The) (b)	584,150	14,492,761
Gabelli Healthcare & WellnessRx Trust (The)	254,986	2,537,111
GAMCO Natural Resources Gold & Income Trust	42,849	249,381
General American Investors Company, Inc. (b)	193,877	9,866,401
Japan Smaller Capitalization Fund, Inc.	135,383	1,070,880
John Hancock Diversified Income Fund	4,044	42,786
Lazard Global Total Return and Income Fund, Inc.	100,114	1,641,870
Mexico Equity and Income Fund, Inc. (The)	1,943	17,098
Morgan Stanley India Investment Fund, Inc.	65,828	1,525,893
Neuberger Berman Energy Infrastructure and Income	1,741	15,582
Neuberger Berman Next Generation Connectivity Fund, Inc. (b)	740,885	9,727,820
New Germany Fund, Inc. (The)	168,760	1,525,590
Nuveen Dow 30sm Dynamic Overwrite Fund	2,017	30,658
NYLI CBRE Global Infrastructure Megatrends Term Fund(b)	510,491	6,365,823
Principal Real Estate Income Fund	84,193	895,814
Royce Micro-Cap Trust, Inc.	276	2,564
Swiss Helvetia Fund, Inc. (The)	20,032	179,286
Taiwan Fund Inc (The)	7,184	267,532
Tekla Life Sciences Investors(b)	268,088	3,603,103
Tortoise Energy Infrastructure Corporation(b)	41,179	1,784,698
Voya Emerging Markets High Dividend Equity Fund	176,295	941,415
Wells Fargo Global Dividend Opportunity Fund	72,555	372,933
		130,061,003
Fixed Income — 29.8%
AllianceBernstein National Municipal Income Fund,	217,913	2,462,417
Closed End Funds — 105.3% (continued)	Shares	Fair Value
Fixed Income — 29.8% (continued)
Bancroft Fund Ltd.	25,375	$462,601
BlackRock California Municipal Income Trust(b)	585,715	6,700,579
BlackRock Municipal 2030 Target Term Trust	53,509	1,149,373
BlackRock MuniHoldings California Quality Fund,	39,376	438,255
BlackRock MuniHoldings New Jersey Quality Fund,	6	70
BlackRock MuniHoldings New York Quality Fund, Inc.	496	5,248
BlackRock MuniVest Fund II, Inc.	22,934	251,586
BlackRock MuniYield Michigan Quality Fund, Inc.	83	969
BlackRock MuniYield New York Quality Fund, Inc.	780	8,011
BlackRock MuniYield Pennsylvania Quality Fund	12,755	149,616
BlackRock New York Municipal Income Trust	167	1,767
BlackRock Virginia Municipal Bond Trust	9	99
BNY Mellon Municipal Bond Infrastructure Fund	75,828	822,734
BNY Mellon Strategic Municipal Bond Fund, Inc.	227,177	1,369,877
BNY Mellon Strategic Municipals, Inc.	429,809	2,712,095
Brookfield Real Assets Income Fund, Inc.	12,242	163,431
Delaware Investments National Municipal Income	156	1,686
Eaton Vance California Municipal Bond Fund(b)	576,346	5,411,888
Eaton Vance California Municipal Income Trust	56,366	583,388
Eaton Vance New York Municipal Bond Fund(b)	535,515	5,269,468
Ellsworth Growth and Income Fund Ltd.	186,638	1,808,522
Federated Hermes Premier Municipal Income Fund	32,801	371,963
Invesco Municipal Opportunity Trust	9,664	95,964
Invesco Pennsylvania Value Municipal Income Trust	41,184	438,610
Invesco Trust for Investment Grade New York	29,612	317,145
MFS High Income Municipal Trust	137,736	526,152
MFS Municipal Income Trust	2,307	12,804
Neuberger Berman Municipal Fund, Inc.	94,851	1,017,751
Nuveen Core Plus Impact Fund(b)	478,485	5,301,614
Nuveen New Jersey Quality Municipal Income Fund(b)	319,759	3,933,036
Nuveen Pennsylvania Quality Municipal Income Fund(b)	347,696	4,113,244
PIMCO California Municipal Income Fund	10	93
PIMCO California Municipal Income Fund II	141,134	841,159
PIMCO Dynamic Income Strategy Fund(b)	577,594	14,555,368
PIMCO New York Municipal Income Fund II	30,189	225,210
PIMCO New York Municipal Income Fund III	1,378	8,240
Pioneer Diversified High Income Fund, Inc.	304	3,651
Pioneer Floating Rate Trust	304	2,924
Pioneer High Income Trust	304	2,396
Pioneer Municipal High Income Advantage Fund, Inc. (b)	526,549	4,575,711
Pioneer Municipal High Income Fund, Inc. (b)	539,963	5,124,249
Pioneer Municipal High Income Opportunities Fund,	182,381	2,210,458
Saba Capital Income & Opportunities Fund II (c)	302,398	2,751,822
		76,203,244

SABA CLOSED-END FUNDS ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2025

Closed End Funds — 105.3% (continued)	Shares	Fair Value
Mixed Allocation — 10.3%
Allspring Utilities and High Income Fund	11,257	$126,754
Bexil Investment Trust	15,634	202,148
BlackRock Capital Allocation Term Trust(b)	432,706	6,642,037
Calamos Long/Short Equity & Dynamic Income Trust	18,166	281,755
Clough Global Dividend and Income Fund	6,986	38,633
Clough Global Opportunities Fund	22,113	113,219
Nuveen Multi-Asset Income Fund(b)	636,595	8,001,999
Thornburg Income Builder Opportunities Trust	14,524	254,170
Tortoise Sustainable and Social Impact Term Fund	181,675	2,185,550
Virtus Dividend Interest & Premium Strategy Fund(b)	662,129	8,455,386
		26,301,651

Total Closed End Funds (Cost $251,361,864)		268,999,108

Exchange-Traded Fund — 0.0%(a)
Equity — 0.0%(a)
Tortoise Power And Energy Infrastructure Fund	858	17,842

Total Exchange-Traded Fund (Cost $8,203)		17,842

Open End Fund — 0.2%
Fixed Income — 0.2%
T Rowe Price High Yield Fund, Inc. - Investor Class	109,039	648,784

Total Open End Fund (Cost $522,861)		648,784

Total Investments — 105.5% (Cost $251,892,928)		269,665,734

Exchange-Traded Fund Short - (2.6)%
Equity – (2.6)%
VanEck Gold Miners ETF	(169,944)	(6,750,176)

Total Exchange-Traded Fund Short (Proceeds $6,993,436)		(6,750,176)

Liabilities in Excess of Other Assets — (2.9)%		(7,361,971)

Total Net Assets — 100.0%		$255,553,587

(a)	Percentage rounds to less than 0.1%.

(b)	All or a portion of this security is pledged as collateral for borrowings as of February 28, 2025. The aggregate value of those securities was $101,268,672, representing 39.6% of net assets.

(c)	Affiliated issuer.

SABA CLOSED-END FUNDS ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
February 28, 2025

Short Futures Contracts	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
FUTURES
CBOT 10 Year US Treasury Note	(229)	June 2025	$(25,315,234)	$(25,440,469)	$(125,235)
CBOT 5 Year US Treasury Note	(378)	July 2025	(40,632,047)	(40,800,375)	(168,328)
CME E-mini Russell 2000 Index Futures	(45)	March 2025	(5,380,081)	(4,871,925)	508,156
CME E-Mini Standard & Poor’s 500 Index Future	(132)	March 2025	(40,539,212)	(39,357,450)	1,181,762
Total Futures Contracts			$(111,866,574)	$(110,470,219)	$1,396,355